UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended:June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number: 28-13569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  July 19  2011

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         36

Form 13F Information Table Value Total: $126,648(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number          Name
01        28-13582                 Mitsubishi UFJ Financial Group, Inc.
02        28-13570                 Mitsubishi UFJ Securities Holdings Co., Ltd.


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


	                   FORM 13F INFORMATION TABLE
                              	                	         	VALUE   	SHARES/ 	SH/  	PUT/	INVSTMT	OTHER       	VOTING AUTHORITY
NAME  OF  ISSUER              	TITLE  OF  CLASS	CUSIP    	(X$1000)	PRN  AMT	PRN	CALL	DSCRETN	MANAGERS    	SOLE    	SHARED  	NONE
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------	--------	--------
ACCENTURE PLC IRELAND         	SHS CLASS A     	G1151C101	 3359	 55600  	SH	 	 DEFINED	01      02   	55600   	0       	0
ALTRIA GROUP INC               	COM              	02209S103	 7265	 275100  	SH	 	 DEFINED	01      02	275100  	0       	0
AMERICAN ELEC PWR INC          	COM              	025537101	 4803	 127464  	SH	 	 DEFINED	01      02	127464  	0       	0
AT&T INC                       	COM              	00206R102	 5946	 189300  	SH	 	 DEFINED	01      02	189300  	0       	0
BANK OF NEW YORK MELLON CORP   	COM              	064058100	 3028	 118200  	SH	 	 DEFINED	01      02	118200  	0       	0
BOEING CO                      	COM              	097023105	 5264	 71200  	SH	 	 DEFINED	01      02	71200   	0       	0
CAPITAL ONE FINL CORP          	COM              	14040H105	 3240	 62700  	SH	 	 DEFINED	01      02	62700   	0       	0
CARNIVAL CORP                  	PAIRED CTF       	143658300	 2540	 67500  	SH	 	 DEFINED	01      02	67500   	0       	0
COLGATE PALMOLIVE CO           	COM              	194162103	 6842	 78270  	SH	 	 DEFINED	01      02	78270   	0       	0
COMCAST CORP                   	NEW CL A         	20030N101	 5281	 208400  	SH	 	 DEFINED	01      02	208400  	0       	0
CRANE CO                       	COM              	224399105	 232	 4700    	SH	 	 DEFINED	01      02	4700    	0       	0
CSX CORP                       	COM              	126408103	 307	 11700  	SH	 	 DEFINED	01      02	11700   	0       	0
FIRSTENERGY CORP               	COM              	337932107	 5104	 115600  	SH	 	 DEFINED	01      02	115600  	0       	0
GENERAL DYNAMICS CORP          	COM              	369550108	 4330	 58100  	SH	 	 DEFINED	01      02	58100   	0       	0
GENERAL ELECTRIC CO            	COM              	369604103	 7191	 381300  	SH	 	 DEFINED	01      02	381300  	0       	0
GOOGLE INC                     	CL A             	38259P508	 2810	 5550    	SH	 	 DEFINED	01      02	5550    	0       	0
HDFC BANK LTD                  	ADR REPS 3 SHS   	40415F101	 582	 3300    	SH	 	 DEFINED	01      02	3300    	0       	0
HOLLYSYS AUTOMATION TECHNOLO   	SHS              	G45667105	 469	 50300  	SH	 	 DEFINED	01      02	50300   	0       	0
INFOSYS TECHNOLOGIES LTD       	SPONSORED ADR    	456788108	 881	 13500  	SH	 	 DEFINED	01      02	13500   	0       	0
INTEL CORP                     	COM              	458140100	 3559	 160590  	SH	 	 DEFINED	01      02	160590  	0       	0
JPMORGAN CHASE & CO            	COM              	46625H100	 5395	 131768  	SH	 	 DEFINED	01      02	131768  	0       	0
KRAFT FOODS INC                	CL A             	50075N104	 3350	 95100  	SH	 	 DEFINED	01      02	95100   	0       	0
LOWES COS INC                  	COM              	548661107	 3846	 165000  	SH	 	 DEFINED	01      02	165000  	0       	0
MDU RES GROUP INC              	COM              	552690109	 4885	 217100  	SH	 	 DEFINED	01      02	217100  	0       	0
MERCK & CO INC                 	NEW COM          	58933Y105	 6518	 184692  	SH	 	 DEFINED	01      02	184692  	0       	0
METLIFE INC                    	COM              	59156R108	 3580	 81600  	SH	 	 DEFINED	01      02	81600   	0       	0
MICROSOFT CORP                 	COM              	594918104	 8420	 323847  	SH	 	 DEFINED	01      02	323847  	0       	0
NORFOLK SOUTHERN CORP          	COM              	655844108	 305	 4065    	SH	 	 DEFINED	01      02	4065    	0       	0
PITNEY BOWES INC               	COM              	724479100	 4255	 185100  	SH	 	 DEFINED	01      02	185100  	0       	0
REPUBLIC SVCS INC              	COM              	760759100	 5291	 171500  	SH	 	 DEFINED	01      02	171500  	0       	0
TIMKEN CO                      	COM              	887389104	 3599	 71400  	SH	 	 DEFINED	01      02	71400   	0       	0
TRINITY INDS INC               	COM              	896522109	 143	 4100    	SH	 	 DEFINED	01      02	4100    	0       	0
UNION PAC CORP                 	COM              	907818108	 386	 3700    	SH	 	 DEFINED	01      02	3700    	0       	0
WABTEC CORP                    	COM              	929740108	 237 	 3600    	SH	 	 DEFINED	01      02	3600    	0       	0
WOODWARD INC                   	COM              	980745103	 112	 3200    	SH	 	 DEFINED	01      02	3200    	0       	0
XILINX INC                     	COM              	983919101	 3293	 90300  	SH	 	 DEFINED	01      02	90300   	0       	0